FIDELITY
EXCHANGE
FUND

SEMIANNUAL REPORT
JUNE 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    8   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           9   A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  15  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 19  Footnotes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After much speculation about the U.S. Federal Reserve Board's near-term monetary policy, stock and bond investors breathed a sigh of relief when the Fed shifted to a neutral position on rates following its widely anticipated quarter-point increase in short-term rates on June 30. This switch in bias helped the S&P 500(registered trademark) and NASDAQ soar to record-closing highs, and sent yields on the bellwether 30-year Treasury back below 6%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY EXCHANGE               8.36%          13.53%       209.92%       385.20%

S&P 500 (registered trademark)  12.38%         22.76%       241.86%       459.06%

Growth & Income Funds Average   10.93%         14.48%       169.53%       316.86%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 922 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY EXCHANGE                13.53%       25.39%        17.11%

S&P 500                          22.76%       27.87%        18.78%

Growth & Income Funds Average    14.48%       21.72%        15.13%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Exchange                    S&P 500
             00033                       SP001
  1989/06/30      10000.00                    10000.00
  1989/07/31      10914.08                    10903.00
  1989/08/31      10979.37                    11116.70
  1989/09/30      10906.24                    11071.12
  1989/10/31      10735.18                    10814.27
  1989/11/30      11017.24                    11034.88
  1989/12/31      11193.11                    11299.72
  1990/01/31      10456.40                    10541.51
  1990/02/28      10545.69                    10677.49
  1990/03/31      10827.55                    10960.45
  1990/04/30      10609.88                    10686.44
  1990/05/31      11787.51                    11728.36
  1990/06/30      11810.13                    11648.61
  1990/07/31      11731.05                    11611.33
  1990/08/31      10748.17                    10561.67
  1990/09/30      10248.25                    10047.32
  1990/10/31      10167.76                    10004.11
  1990/11/30      10810.30                    10650.38
  1990/12/31      11138.30                    10947.52
  1991/01/31      11504.89                    11424.84
  1991/02/28      12352.43                    12241.71
  1991/03/31      12685.29                    12537.96
  1991/04/30      12642.77                    12568.05
  1991/05/31      13194.11                    13110.99
  1991/06/30      12550.65                    12510.51
  1991/07/31      13191.46                    13093.50
  1991/08/31      13473.30                    13403.81
  1991/09/30      13216.68                    13179.97
  1991/10/31      13470.33                    13356.58
  1991/11/30      13049.06                    12818.31
  1991/12/31      14637.60                    14284.73
  1992/01/31      14317.76                    14019.03
  1992/02/29      14568.53                    14201.28
  1992/03/31      14289.23                    13924.35
  1992/04/30      14556.52                    14333.73
  1992/05/31      14645.11                    14403.97
  1992/06/30      14275.84                    14189.35
  1992/07/31      14942.13                    14769.69
  1992/08/31      14743.31                    14466.91
  1992/09/30      14804.02                    14637.62
  1992/10/31      14937.58                    14688.85
  1992/11/30      15392.90                    15189.74
  1992/12/31      15323.31                    15376.58
  1993/01/31      15204.03                    15505.74
  1993/02/28      15250.51                    15716.62
  1993/03/31      15600.59                    16048.24
  1993/04/30      15295.43                    15659.87
  1993/05/31      15684.24                    16079.56
  1993/06/30      15694.43                    16126.19
  1993/07/31      15403.12                    16061.68
  1993/08/31      15965.37                    16670.42
  1993/09/30      15832.25                    16542.06
  1993/10/31      16306.79                    16884.48
  1993/11/30      16081.27                    16724.08
  1993/12/31      16325.52                    16926.44
  1994/01/31      16589.09                    17501.94
  1994/02/28      16200.89                    17027.63
  1994/03/31      15537.57                    16285.23
  1994/04/30      15799.70                    16493.68
  1994/05/31      16061.83                    16764.18
  1994/06/30      15655.52                    16353.45
  1994/07/31      16150.00                    16889.85
  1994/08/31      16846.49                    17582.33
  1994/09/30      16684.89                    17151.56
  1994/10/31      17124.43                    17537.47
  1994/11/30      16820.63                    16898.76
  1994/12/31      17085.83                    17149.37
  1995/01/31      17706.26                    17594.05
  1995/02/28      18313.24                    18279.69
  1995/03/31      18622.60                    18819.12
  1995/04/30      19219.35                    19373.35
  1995/05/31      19937.82                    20147.70
  1995/06/30      20360.22                    20615.73
  1995/07/31      21036.45                    21299.35
  1995/08/31      20802.50                    21352.81
  1995/09/30      21791.23                    22253.90
  1995/10/31      21886.86                    22174.45
  1995/11/30      22795.32                    23147.91
  1995/12/31      23197.90                    23593.74
  1996/01/31      24045.91                    24396.87
  1996/02/29      24423.37                    24623.03
  1996/03/31      24680.19                    24860.15
  1996/04/30      24974.92                    25226.59
  1996/05/31      25669.53                    25877.18
  1996/06/30      25824.65                    25975.77
  1996/07/31      24500.57                    24828.16
  1996/08/31      25013.17                    25351.79
  1996/09/30      26443.24                    26778.59
  1996/10/31      26735.16                    27517.14
  1996/11/30      28651.77                    29597.16
  1996/12/31      28069.93                    29010.84
  1997/01/31      29714.78                    30823.44
  1997/02/28      30024.73                    31065.10
  1997/03/31      29098.40                    29788.63
  1997/04/30      30683.37                    31567.01
  1997/05/31      32483.20                    33488.81
  1997/06/30      34088.06                    34989.11
  1997/07/31      36207.37                    37773.19
  1997/08/31      33770.87                    35657.14
  1997/09/30      35762.60                    37610.08
  1997/10/31      35101.64                    36353.90
  1997/11/30      36731.89                    38036.73
  1997/12/31      37707.31                    38689.82
  1998/01/31      38037.14                    39117.73
  1998/02/28      40347.71                    41938.90
  1998/03/31      41941.58                    44086.59
  1998/04/30      42572.71                    44530.10
  1998/05/31      41683.07                    43764.63
  1998/06/30      42738.83                    45542.35
  1998/07/31      41643.93                    45057.32
  1998/08/31      36375.49                    38542.93
  1998/09/30      38180.02                    41011.99
  1998/10/31      41303.45                    44347.91
  1998/11/30      43084.69                    47035.84
  1998/12/31      44774.53                    49746.04
  1999/01/31      45248.17                    51826.42
  1999/02/28      44920.40                    50215.65
  1999/03/31      46463.79                    52224.78
  1999/04/30      47900.93                    54247.45
  1999/05/31      47520.93                    52966.67
  1999/06/30      48519.61                    55906.32
IMATRL PRASUN   SHR__CHT 19990630 19990712 151106 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Exchange Fund on June 30, 1989. As the chart shows, by June 30, 1999, the value of the investment would have grown to $48,520 - a 385.20% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $55,906 - a 459.06% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Signs of continued strength and
emerging inflationary pressures
in the U.S. economy bred investor
uncertainty, which induced stock
markets to give back some of their
gains early, yet bulls won the battle
of wills over their bearish
counterparts as domestic equity
markets surged to a strong finish, for
the six-
month period that ended June 30,
1999. The Dow Jones Industrial
Average - an index of 30
blue-chip stocks - locked in a
healthy return of 20.39% for the
period. The technology-laden
NASDAQ returned 22.70%,
while the Standard & Poor's 500
Index posted a return of 12.38%.
The overall market's sudden
rotation to economically sensitive
cyclical and out-of-favor value stocks
marked much of April and May.
This movement away from
large-company growth stocks and
the subsequent broadening of the
market was reflected in the rebound
of the small-cap universe, as
portrayed by the Russell 2000
Index, which handily outpaced the
larger-cap constituents of the S&P
500 by a total of 8.50% in the
second quarter. However,
indications of a moderating economy
and stronger earnings growth late
in the period fueled a rally in
growth stocks and helped them
regain center stage in June.
Generally wary investors warmly
applauded the Federal Reserve
Board's June 30 decision to
abandon its bias toward raising
interest rates and to limit its
pre-emptive strike against inflation
to a single quarter-point hike.

(photograph of Tim Heffernan)

An interview with Tim Heffernan, Portfolio Manager of Fidelity
Exchange Fund

Q. HOW DID THE FUND PERFORM, TIM?

A. For the six months that ended June 30, 1999, the fund posted a total return of 8.36%, lagging the 12.38% return for the Standard & Poor's 500 Index and the 10.93% return for the growth & income funds average, as tracked by Lipper Inc. During the 12-month period that ended June 30, 1999, the fund returned 13.53%, trailing the S&P 500 index and the Lipper growth & income funds average, which returned 22.76% and 14.48%, respectively.

Q. WHAT FACTORS CAUSED THE FUND TO TRAIL THE INDEX AND THE LIPPER
AVERAGE DURING THE SIX-MONTH PERIOD?

A. A significant detractor was the fund's underweighted position in technology stocks relative to the S&P 500 index. Stocks such as Microsoft, America Online and Cisco, which the fund did not own, continued to drive the impressive returns of the index with their compelling growth outlooks. Other detractors from relative performance were the fund's overweighted holdings in health care and consumer non-cyclical stocks, which suffered primarily from concerns about weak sales results, as well as the market's rotation out of growth and non-cyclical stocks and into cyclical and value-oriented investments.

Q. WHICH STOCKS PERFORMED WELL FOR THE FUND?

A. While it was underweighted in technology and telecommunications stocks relative to the S&P 500 index, the fund's total return did receive a boost from technology holdings such as Hewlett-Packard. The company experienced healthy growth in its customer support and outsourcing services, its Asian business improved and it beat earnings estimates. Telecommunications providers Sprint, Motorola and MCI WorldCom benefited from their dominant market positions and produced solid sales and earnings growth. Other strong performers for the fund were Parker-Hannifin Corp. and American Express. Shares of electrical equipment manufacturer Parker-Hannifin rallied approximately 40% during the period as it increased sales and earnings estimates. American Express benefited from a healthy economy and strong consumer spending.

Q. WHICH STOCKS DETRACTED FROM THE FUND'S TOTAL RETURN?

A. Exposure to consumer non-cyclical stocks Gillette and Sara Lee were large detractors from fund performance. Investors unloaded shares of Gillette after it missed earnings estimates, while Sara Lee suffered from numerous U.S. Department of Agriculture code violations. Other disappointments for the fund were Becton, Dickinson & Co. and Guidant. Becton, Dickinson, a medical equipment and supplies manufacturer, was hurt by weaker sales domestically and overseas. Guidant fell victim to the broad-based sell-off in the health care sector as the market rotated out of growth stocks in favor of cyclical and value stocks.

Q. WHAT'S YOUR OUTLOOK?

A. I am optimistic that the broad market rally we have seen in U.S. stocks can continue into the second half of the year. However, I think we will need more encouraging news out of Asia and Latin America to support what appears to be signs of an economic turnaround in these countries. I am cautiously optimistic that this turnaround could be the beginning of a long-term trend and not just a short-term diversion. The Federal Reserve Board will have to continue to contain inflation, both real and imaginary, without slowing real economic growth. The uncertainty created by these factors may create volatility until a more certain economic picture emerges. Additionally, with the long-bond yield around six percent, there will be a lot of pressure on the market to deliver on the economic promises of the second quarter.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JUNE 30,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE STOCKS  6 MONTHS AGO

General Electric Co.            5.9                      5.6

Hewlett-Packard Co.             5.4                      3.9

Bristol-Myers Squibb Co.        3.6                      3.6

Disney (Walt) Co.               3.3                      3.4

American Express Co.            3.2                      2.7

Schering-Plough Corp.           3.2                      3.7

McDonald's Corp.                3.2                      3.1

Johnson & Johnson               2.8                      2.5

American Home Products Corp.    2.7                      3.1

Gillette Co.                    2.5                      3.2

TOP FIVE MARKET SECTORS AS OF
JUNE 30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

HEALTH                          19.4                     21.7

MEDIA & LEISURE                 13.8                     13.8

NONDURABLES                     13.3                     15.5

ENERGY                          10.1                     9.2

TECHNOLOGY                      9.2                      6.8



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JUNE 30, 1999 *                                         AS OF DECEMBER 31, 1998 **

Stocks                           96.6%                        Stocks                                96.2%

Short-term Investments            3.4%                        Short-term Investments                 3.8%

* FOREIGN INVESTMENTS             3.0%                        ** FOREIGN INVESTMENTS                 1.5%

Row: 1, Col: 1, Value: 96.59999999999999                      Row: 1, Col: 1, Value: 96.2
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.4                                    Row: 1, Col: 8, Value: 3.8







INVESTMENTS JUNE 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 96.6%

                                 SHARES                          VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.5%

AEROSPACE & DEFENSE - 1.0%

United Technologies Corp.         53,344                         $ 3,824,098

DEFENSE ELECTRONICS - 1.5%

Raytheon Co.:

Class A                           1,913                           131,758

Class B                           80,000                          5,630,000

                                                                  5,761,758

TOTAL AEROSPACE & DEFENSE                                         9,585,856

BASIC INDUSTRIES - 1.6%

CHEMICALS & PLASTICS - 1.6%

Air Products & Chemicals,         95,268                          3,834,537
Inc.

Cabot Corp.                       91,700                          2,217,994

                                                                  6,052,531

DURABLES - 2.8%

AUTOS, TIRES, & ACCESSORIES -
2.1%

Dana Corp.                        80,670                          3,715,862

Delphi Automotive Systems         18,280                          339,323
Corp.

General Motors Corp.              26,155                          1,726,230

SPX Corp.                         27,908                          2,330,318

                                                                  8,111,733

CONSUMER DURABLES - 0.7%

Minnesota Mining &                30,000                          2,608,125
Manufacturing Co.

TOTAL DURABLES                                                    10,719,858

ENERGY - 10.1%

ENERGY SERVICES - 2.5%

Halliburton Co.                   136,401                         6,172,145

Schlumberger Ltd.                 53,568                          3,411,612

                                                                  9,583,757

OIL & GAS - 7.6%

BP Amoco PLC sponsored ADR        42,898                          4,654,433

Chevron Corp.                     59,410                          5,655,089

Exxon Corp.                       93,795                          7,233,939

Kerr-McGee Corp.                  13,480                          676,528

Mobil Corp.                       68,700                          6,801,300

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Royal Dutch Petroleum Co. (NY     60,000                         $ 3,615,000
Registry Gilder 1.25)

Union Pacific Resources           16,168                          263,741
Group, Inc.

                                                                  28,900,030

TOTAL ENERGY                                                      38,483,787

FINANCE - 5.9%

CREDIT & OTHER FINANCE - 3.2%

American Express Co.              94,788                          12,334,289

INSURANCE - 2.2%

Berkshire Hathaway, Inc.          2,452                           5,492,480
Class B (a)

Highlands Insurance Group,        370                             3,885
Inc. (a)

Torchmark Corp.                   83,232                          2,840,292

                                                                  8,336,657

SECURITIES INDUSTRY - 0.5%

Lehman Brothers Holdings,         18,357                          1,142,723
Inc.

Waddell & Reed Financial, Inc.:

Class A                           4,735                           129,917

Class B                           20,383                          550,341

                                                                  1,822,981

TOTAL FINANCE                                                     22,493,927

HEALTH - 19.4%

DRUGS & PHARMACEUTICALS - 14.1%

American Home Products Corp.      177,228                         10,190,610

Bristol-Myers Squibb Co.          192,366                         13,549,780

Lilly (Eli) & Co.                 48,608                          3,481,548

Merck & Co., Inc.                 67,238                          4,975,612

Pfizer, Inc.                      80,788                          8,866,483

Schering-Plough Corp.             230,803                         12,232,559

                                                                  53,296,592

MEDICAL EQUIPMENT & SUPPLIES
- 5.3%

Becton, Dickinson & Co.           128,000                         3,840,000

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Guidant Corp.                     114,574                        $ 5,893,400

Johnson & Johnson                 107,095                         10,495,310

                                                                  20,228,710

TOTAL HEALTH                                                      73,525,302

INDUSTRIAL MACHINERY &
EQUIPMENT - 8.3%

ELECTRICAL EQUIPMENT - 5.9%

General Electric Co.              197,068                         22,268,678

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.9%

Parker-Hannifin Corp.             135,907                         6,217,745

Stanley Works                     28,748                          925,326

                                                                  7,143,071

POLLUTION CONTROL - 0.5%

Waste Management, Inc.            36,250                          1,948,438

TOTAL INDUSTRIAL MACHINERY &                                      31,360,187
EQUIPMENT

MEDIA & LEISURE - 13.8%

BROADCASTING - 0.3%

Cox Communications, Inc.          28,976                          1,066,679
Class A (a)

ENTERTAINMENT - 3.6%

Disney (Walt) Co.                 403,320                         12,427,298

Viacom, Inc. Class B              30,566                          1,344,904
(non-vtg.) (a)

                                                                  13,772,202

PUBLISHING - 6.7%

Gannet, Inc.                      110,428                         7,881,799

Harcourt General, Inc.            40,000                          2,062,500

Knight-Ridder, Inc.               64,400                          3,537,975

McGraw-Hill Companies, Inc.       139,024                         7,498,607

Media General, Inc. Class A       24,382                          1,243,482

Times Mirror Co. Class A          55,947                          3,314,860

                                                                  25,539,223

RESTAURANTS - 3.2%

McDonald's Corp.                  287,960                         11,896,348

TOTAL MEDIA & LEISURE                                             52,274,452

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

NONDURABLES - 13.3%

BEVERAGES - 3.3%

Anheuser-Busch Companies,         81,409                         $ 5,774,951
Inc.

Coca-Cola Co. (The)               107,628                         6,726,750

                                                                  12,501,701

FOODS - 2.6%

Agribrands International,         2,134                           84,426
Inc. (a)

General Mills, Inc.               33,279                          2,674,800

Ralston Purina Co.                92,739                          2,822,743

Sara Lee Corp.                    192,510                         4,367,571

                                                                  9,949,540

HOUSEHOLD PRODUCTS - 6.0%

Colgate-Palmolive Co.             67,475                          6,663,156

Gillette Co.                      228,149                         9,354,109

International Flavors &           12,047                          534,586
Fragrances, Inc.

Procter & Gamble Co.              66,700                          5,952,975

                                                                  22,504,826

TOBACCO - 1.4%

Philip Morris Companies, Inc.     132,450                         5,322,834

TOTAL NONDURABLES                                                 50,278,901

RETAIL & WHOLESALE - 1.8%

APPAREL STORES - 0.2%

Payless ShoeSource, Inc. (a)      13,140                          702,990

GENERAL MERCHANDISE STORES -
1.1%

May Department Stores Co.         107,439                         4,391,569
(The)

GROCERY STORES - 0.5%

Supervalu, Inc.                   70,160                          1,802,235

TOTAL RETAIL & WHOLESALE                                          6,896,794

SERVICES - 0.7%

PRINTING - 0.5%

Harland (John H.) Co.             100,000                         1,993,750

SERVICES - 0.2%

Jostens, Inc.                     33,307                          701,529

TOTAL SERVICES                                                    2,695,279

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

TECHNOLOGY - 9.2%

COMPUTER SERVICES & SOFTWARE
- 1.2%

International Business            36,388                         $ 4,703,149
Machines Corp.

COMPUTERS & OFFICE EQUIPMENT
- 5.4%

Hewlett-Packard Co.               202,563                         20,357,582

ELECTRONICS - 2.1%

Motorola, Inc.                    81,906                          7,760,594

PHOTOGRAPHIC EQUIPMENT - 0.5%

Eastman Kodak Co.                 28,942                          1,960,821

TOTAL TECHNOLOGY                                                  34,782,146

TRANSPORTATION - 0.3%

RAILROADS - 0.3%

Union Pacific Corp.               19,090                          1,113,186

UTILITIES - 6.9%

CELLULAR - 0.4%

ALLTEL Corp.                      1,756                           125,554

Sprint Corp. Series 1 (PCS        25,000                          1,428,125
Group) (a)

                                                                  1,553,679

ELECTRIC UTILITY - 2.0%

CLECO Corp.                       30,405                          923,552

Duke Energy Corp.                 50,000                          2,718,750

Edison International              80,000                          2,140,000

Hawaiian Electric Industries,     25,790                          915,545
Inc.

PacifiCorp                        55,400                          1,017,975

                                                                  7,715,822

GAS - 0.8%

Williams Companies, Inc.          70,040                          2,981,078

TELEPHONE SERVICES - 3.7%

MCI WorldCom, Inc. (a)            99,512                          8,564,252

Sprint Corp. (FON Group)          100,000                         5,281,250

                                                                  13,845,502

TOTAL UTILITIES                                                   26,096,081

TOTAL COMMON STOCKS                                               366,358,287
(Cost $20,827,697)

CASH EQUIVALENTS - 3.4%

                                 MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase        $ 12,789,719                    $ 12,788,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.84%,
dated 6/30/99 due 7/1/99

TOTAL INVESTMENT IN                                              $ 379,146,287
SECURITIES - 100%
(Cost $33,615,697)


LEGEND

(a) Non-income producing

INCOME TAX INFORMATION

At June 30, 1999, the aggregate cost of investment securities for income tax purposes was $33,615,697. Net unrealized appreciation aggregated $345,530,590, all of which was related to appreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               JUNE 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 379,146,287
value (including repurchase
agreements of $12,788,000)
(cost $33,615,697) -  See
accompanying schedule

Cash                                       637

Receivable for investments                 13,172
sold

Dividends receivable                       339,722

 TOTAL ASSETS                              379,499,818

LIABILITIES

Payable for fund shares         $ 17,213
redeemed

Accrued management fee           167,907

Other payables and accrued       38,023
expenses

 TOTAL LIABILITIES                         223,143

NET ASSETS                                $ 379,276,675

Net Assets consist of:

Paid in capital                           $ 27,045,851

Distributions in excess of                 (99,776)
net investment income

Accumulated undistributed net              6,800,010
realized gain (loss) on
investments

Net unrealized appreciation                345,530,590
(depreciation) on investments

NET ASSETS, for 1,414,256                 $ 379,276,675
shares outstanding

NET ASSET VALUE, offering                  $268.18
price and redemption price
per share ($379,276,675
(divided by) 1,414,256
shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED JUNE 30,
                                      1999 (UNAUDITED)

INVESTMENT INCOME                         $ 2,392,384
Dividends

Interest                                   308,347

 TOTAL INCOME                              2,700,731

EXPENSES

Management fee                $ 992,869

Transfer agent fees            126,414

Non-interested trustees'       458
compensation

Custodian fees and expenses    4,437

Audit                          14,075

Miscellaneous                  858

 Total expenses before         1,139,111
reductions

 Expense reductions            (3,521)     1,135,590

NET INVESTMENT INCOME                      1,565,141

REALIZED AND UNREALIZED GAIN               6,822,078
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   21,064,767
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            27,886,845

NET INCREASE (DECREASE) IN                $ 29,451,986
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1998
                                1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment       $ 1,565,141                $ 3,527,467
income

 Net realized gain (loss)        6,822,078                  16,532,572

 Change in net unrealized        21,064,767                 38,431,279
appreciation (depreciation)

 NET INCREASE (DECREASE) IN      29,451,986                 58,491,318
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders    (1,690,615)                (3,564,824)
from net investment income

Share Transactions               503,694                    1,076,729
Reinvestment of distributions

 Cost of shares redeemed         (7,676,966)                (17,405,529)

 NET INCREASE (DECREASE) IN      (7,173,272)                (16,328,800)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)      20,588,099                 38,597,694
IN NET ASSETS

NET ASSETS

 Beginning of period             358,688,576                320,090,882

 End of period (including       $ 379,276,675              $ 358,688,576
under (over) distribution of
net investment income of
$(99,776) and $25,698,
respectively)

OTHER INFORMATION
Shares

 Issued in reinvestment of       1,932                      4,463
distributions

 Redeemed                        (30,395)                   (75,203)

 Net increase (decrease)         (28,463)                   (70,740)


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JUNE 30,1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                    1998                      1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 248.62                       $ 211.50                  $ 159.39   $ 134.59   $ 102.72
period

Income from Invest- ment
Operations

Net investment  income            1.10 D                         2.39 D                    2.46 D     2.59       2.45

Net realized and unrealized       19.66                          37.17                     52.10      25.58      33.59
gain (loss)

Total from investment             20.76                          39.56                     54.56      28.17      36.04
operations

Less Distributions

 From net investment income       (1.20)                         (2.44)                    (2.45)     (2.60)     (2.45)

From net realized gain            -                              -                         -          (.77)      (1.72)

Total distributions               (1.20)                         (2.44)                    (2.45)     (3.37)     (4.17)

Net asset value, end of period   $ 268.18                       $ 248.62                  $ 211.50   $ 159.39   $ 134.59

TOTAL RETURN B, C                 8.36%                          18.74%                    34.33%     21.00%     35.77%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 379,277                      $ 358,689                 $ 320,091  $ 255,136  $ 232,768
(000 omitted)

Ratio of expenses to average      .63% A                         .62%                      .63%       .64%       .63%
net assets

Ratio of expenses to average      .63% A                         .62%                      .63%       .63% E     .63%
net assets after expense
reductions

Ratio of net invest- ment         .86% A                         1.04%                     1.31%      1.72%      2.05%
income to average net assets

Portfolio turnover  rate          0%                             0%                        0%         0%         0%



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED DECEMBER 31,

                                 1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 102.20
period

Income from Invest- ment
Operations

Net investment  income            2.56

Net realized and unrealized       2.12
gain (loss)

Total from investment             4.68
operations

Less Distributions

 From net investment income       (2.42)

From net realized gain            (1.74)

Total distributions               (4.16)

Net asset value, end of period   $ 102.72

TOTAL RETURN B, C                 4.66%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 185,599
(000 omitted)

Ratio of expenses to average      .58%
net assets

Ratio of expenses to average      .58%
net assets after expense
reductions

Ratio of net invest- ment         2.50%
income to average net assets

Portfolio turnover  rate          0%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Exchange Fund (the fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue 10 million shares. Shares of the fund are not currently available for purchase. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for redemptions in kind.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distribution in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Sales of securities, other than short-term securities, aggregated
$7,587,853, which represents the current value of securities delivered in redemption of fund shares. There were no purchases of securities during the period.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee at a rate of 1/20 of 1% per month (which is equivalent to an annual rate of 6/10 of 1%) of the fund's average net assets determined as of the close of business on each business day throughout the month. In addition, under the Management Contract, FMR provides portfolio accounting and bookkeeping services to the fund and determines the net asset value per share of the fund. The management fee is subject to a reduction to the extent that the monthly average net assets of all mutual funds advised by FMR exceed $4 billion in any month. The management fee payable by the fund on its portion of the excess is reduced by 10%. For the period, the management fee was equivalent to an annualized rate of .54% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

5. EXPENSE REDUCTIONS.

The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $17 and $3,504, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

EXC-SANN-0899  82078
1.705567.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Congress Street Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Exchange Fund
Fidelity (registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated
 Service  Telephone    1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com